Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Offsetting Assets [Line Items]
Weighted Average Exercise Price, Granted		$ 23.4	$ 8.4
Equity Option [Member]
Offsetting Assets [Line Items]
Number Of Shares, Beginning Balance	366,839	251,407
Weighted Average Exercise Price, Beginning Balance	$ 15.2	$ 11.4
Aggregate Intrinsic Value Outstanding, Beginning Balance	$ 3,716,928	$ 3,737,966
Weighted Average Remaining Life	9 years 3 days	8 years 8 months 15 days	9 years 3 months 18 days
Number Of Shares, Granted	401,996	118,641
Weighted Average Exercise Price, Granted	$ 25.4	$ 23.4
Number Of Shares, Exercised		45
Weighted Average Exercise Price, Exercised		$ 8.4
Number Of Shares, Forfeited	532	810
Weighted Average Exercise Price, Forfeited	$ 25.8	$ 19.4
Number Of Shares, Expired	644	2,354
Weighted Average Exercise Price, Expired	$ 23	$ 27
Number Of Shares, Ending Balance	767,659	366,839	251,407
Weighted Average Exercise Price, Endiing Balance	$ 20.4	$ 15.2	$ 11.4
Aggregate Intrinsic Value Outstanding, Ending Balance	$ 1,186,016	$ 3,716,928	$ 3,737,966